RISK AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
RISK AND UNCERTAINTIES

NOTE 16 －RISK AND UNCERTAINTIES

The Company is exposed to the following concentration of risk:

(a)	Major customers

For the years ended December 31, 2023, 2024 and 2025, the customers who accounted for more than 10% of the Company’s total revenues are presented as follows:

	Years ended December 31,
	2023	2024	2025
Customer A	24%	25%	25%
Customer B	12%	10%	8%

As of December 31, 2024 and 2025, accounts receivable due from these customers which accounted for more than 10% of the total consolidated accounts receivable, respectively are presented as follows:

	As of December 31,
	2024	2025
Customer A	38%	32%
Customer B	19%	15%

(b)	Major vendors

For the years ended December 31, 2023, 2024 and 2025, the vendors, being related parties, who accounted for 10% or more of the Company’s purchases and its outstanding payable balances at year-end dates, are presented as follows:

	Years ended December 31,
	2023	2024	2025
Vendor A, related party	45%	42%	38%
Vendor B, related party	29%	30%	31%
Vendor C, related party	14%	13%	11%

As of December 31, 2024 and 2025, accounts payable due to these vendors which accounted for more than 10% of the total consolidated accounts payable, respectively are presented as follows:

	As of December 31,
	2024	2025
Vendor A, related party	15%	6%
Vendor B, related party	43%	40%
Vendor C, related party	24%	21%

The major vendors of the Company are located in China.

(c)	Credit risk

Financial instruments that potentially subject the Company to credit risk consist of cash and cash equivalents. The Company places its cash with high credit quality institutions in Singapore and other countries, the composition and maturities of which are regularly monitored by the management. At times, cash amounts may be in excess of the Singapore Deposit Protection Board and other countries insurance limits. The Company has not experienced any losses in such account and believes that it is not exposed to any significant credit risk on the account. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Company is also exposed to risk from its accounts receivable and advances to vendors. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

(d)	Exchange rate risk

The Company has significant exposure to exchange rate fluctuations, both due to translation and transaction exposures. Translation exposures arise from measuring income statements of foreign subsidiaries with functional currencies other than the U.S. dollar. Transaction exposures involve impact from (i) input costs that are denominated in currencies other than the local reporting currency and (ii) revaluation of working capital balances denominated in currencies other than the functional currency. The Company leverages its diversified portfolio of exposures as a natural hedge. In certain cases, the Company enters into non-qualifying foreign currency contracts to hedge certain balance sheet items subject to revaluation. The change in fair value of these instruments and the underlying exposure are both immediately recognized in earnings, substantially offsetting the foreign currency mark-to-market impact of the related exposure.

The management monitors its foreign currency exposures on an ongoing basis. The Company enters into foreign currency forward contracts from time to time to economically manage its exposure to foreign exchange fluctuations. These contracts are not designated as hedging instruments under ASC 815 (see Note 9).

(e) Interest rate risk

The Company is exposed to interest rate risk primarily relating to the fixed-rate trading financing and factoring facility. The Company has not used any derivative instruments to mitigate its exposure associated with interest rate risk. However, the management monitors interest rate exposure and will consider other necessary actions when significant interest rate exposure is anticipated.

(f)	Global economic and political risk

The Company’s products are sold in numerous countries worldwide and as a result, the Company is exposed to global macroeconomic factors, geopolitical tensions and government policies. The Company is also exposed to various risks due to economic, political and social instabilities, market volatility, natural disasters, debt and credit issues, currency controls, new or increased tariffs, foreign exchange and interest rate changes. These risks can negatively impact the Company’s net revenues, net earnings and cash flows.